Offerings - Offering: 1	Oct. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	5,292,810
Proposed Maximum Offering Price per Unit	1.025
Maximum Aggregate Offering Price	$ 5,425,130.25
Fee Rate	0.0087%
Amount of Registration Fee	$ 471.99
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also registers an indeterminate number of additional shares of common stock that may become issuable as a result of stock splits, stock dividends, recapitalizations or other similar transactions. (2) Consists of an aggregate of 5,292,810 shares of common stock, no par value per share, being registered for resale by the selling stockholders named in the Registration Statement, consisting of (i) 4,900,750 outstanding shares of common stock and (ii) 392,060 shares of common stock issuable upon exercise of outstanding placement agent common stock purchase warrants. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based upon the average of the high and low prices of the Registrant's common stock as reported on The Nasdaq Capital Market on October 20, 2026, which date is within five business days prior to the filing of this Registration Statement.